Intangible Assets (Details Narrative)	12 Months Ended
	Jan. 31, 2021 CAD ($) shares	Jan. 31, 2020 CAD ($)	Jan. 18, 2021 shares	Jan. 14, 2021 shares	Oct. 22, 2019 CHF (SFr)	Oct. 22, 2019 EUR (€)	Mar. 02, 2018 $ / shares shares
Statement [Line Items]
Impairment loss		$ 176,450
Common shares issued | shares	1,167,339		316,000	89,031
RTIC Patents [Member]
Statement [Line Items]
Impairment loss		$ 6,625,246
Thrudermic, LLC [Member]
Statement [Line Items]
Impairment loss	$ 610,596
Common shares issued | shares							500,000
Price per share | $ / shares							$ 1
Altum Pharmaceuticals Inc. [Member] | First Phase 3 trial [Member]
Statement [Line Items]
Milestone payments	3,000,000
Altum Pharmaceuticals Inc. [Member] | Annual net sales up to $50 million [Member]
Statement [Line Items]
Annual net sales	$ 50,000,000
Royalties payment, percentage	8.00%
Altum Pharmaceuticals Inc. [Member] | Annual net sales on the next $25 million [Member]
Statement [Line Items]
Annual net sales	$ 25,000,000
Royalties payment, percentage	10.00%
Altum Pharmaceuticals Inc. [Member] | Annual net sales above $75 million [Member]
Statement [Line Items]
Annual net sales	$ 75,000,000
Royalties payment, percentage	12.50%
Altum Pharmaceuticals Inc. [Member] | Third person [Member]
Statement [Line Items]
Upfront payment percentage	30.00%
Altum Pharmaceuticals Inc. [Member] | First commercial sale [Member]
Statement [Line Items]
Milestone payments	$ 10,000,000
Altum Pharmaceuticals Inc. [Member] | New Drug Application [Member]
Statement [Line Items]
Milestone payments	5,000,000
Solmic Patents [Member]
Statement [Line Items]
Consideration paid | SFr					SFr 10,000
Patents | €						€ 50,000
Impairment loss	$ 75,611